Operating Right-of-Use Lease Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
VISSIA Mckinney, LLC [Member]
Schedule of Maturities of Lease Liabilities

The following is a schedule, by year, of maturities of lease liabilities as of September 30, 2020:

2020	13,516
2021	54,951
2022	55,854
2023	56,776
2024	57,715
2025	53,828
Total undiscounted cash flows	292,640
Less imputed interest (8%)	(85,059)
Present value of lease liability	$207,581

Legend Nutrition, Inc [Member]
Schedule of Maturities of Lease Liabilities

The following is a schedule, by year, of maturities of lease liabilities as of September 30, 2020:

2020	9,272
Total undiscounted cash flows	9,272
Less imputed interest (8%)	(1,314)
Present value of lease liability	$7,958

The following is a schedule, by year, of maturities of lease liabilities as of December 31, 2019:

2020	37,085
Total undiscounted cash flows	37,085
Less imputed interest (8%)	(4,281)
Present value of lease liability	$32,804

VISSIA Waterway, Inc [Member]
Schedule of Maturities of Lease Liabilities

The following is a schedule, by year, of maturities of lease liabilities as of September 30, 2020:

2020	13,480
2021	55,540
2022	57,206
2023	58,922
2024	60,690
Total undiscounted cash flows	245,838
Less imputed interest (8%)	(50,479)
Present value of lease liability	$195,359

The following is a schedule, by year, of maturities of lease liabilities as of December 31, 2019:

2020	54,066
2021	54,951
2022	55,854
2023	56,776
2024	57,715
2025	53,828
Total undiscounted cash flows	333,190
Less imputed interest (8%)	(85,291)
Present value of lease liability	$247,899

Capitol City Solutions USA, Inc [Member]
Schedule of Maturities of Lease Liabilities

The following is a schedule, by year, of maturities of lease liabilities as of September 30, 2020:

2020	6,822
2021	27,288
2022	27,288
2023	27,288
2024	27,288
2025	2,274
Total undiscounted cash flows	118,248
Less imputed interest (8%)	(24,254)
Present value of lease liability	$93,994